Quarterly Holdings Report
for
Fidelity® Sustainable U.S. Equity ETF
October 31, 2025
SUE-NPRT1-1225
1.9901535.104
Common Stocks - 99.3%
	Shares	Value ($)
BRAZIL - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Wheaton Precious Metals Corp	740	71,465
CANADA - 2.0%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Alimentation Couche-Tard Inc	1,290	65,560
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Cameco Corp (United States)	1,027	104,970
Materials - 0.6%
Metals & Mining - 0.6%
Franco-Nevada Corp	440	82,190
TOTAL CANADA		252,720
INDIA - 0.6%
Financials - 0.6%
Banks - 0.6%
HDFC Bank Ltd/Gandhinagar ADR	2,287	82,835
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	336	70,263
TAIWAN - 1.9%
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	841	252,662
UNITED KINGDOM - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
Astrazeneca PLC ADR	1,004	82,730
UNITED STATES - 93.2%
Communication Services - 11.3%
Entertainment - 2.9%
Netflix Inc (a)	191	213,702
Spotify Technology SA (a)	96	62,911
Walt Disney Co/The	926	104,286
		380,899
Interactive Media & Services - 7.4%
Alphabet Inc Class A	2,426	682,167
Meta Platforms Inc Class A	439	284,626
		966,793
Media - 0.9%
Charter Communications Inc Class A (a)	249	58,226
Magnite Inc (a)	3,448	61,650
		119,876
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	70	14,704
TOTAL COMMUNICATION SERVICES		1,482,272

Consumer Discretionary - 10.6%
Broadline Retail - 5.0%
Amazon.com Inc (a)	2,709	661,592
Hotels, Restaurants & Leisure - 2.6%
Chipotle Mexican Grill Inc (a)	1,590	50,387
DraftKings Inc Class A (a)	1,111	33,985
Hilton Worldwide Holdings Inc	473	121,543
Starbucks Corp	837	67,688
Viking Holdings Ltd (a)	1,191	72,472
		346,075
Household Durables - 1.0%
DR Horton Inc	434	64,701
PulteGroup Inc	519	62,212
		126,913
Specialty Retail - 1.5%
Lowe's Cos Inc	407	96,919
TJX Cos Inc/The	748	104,825
		201,744
Textiles, Apparel & Luxury Goods - 0.5%
NIKE Inc Class B	946	61,102
TOTAL CONSUMER DISCRETIONARY		1,397,426

Consumer Staples - 4.5%
Beverages - 2.0%
Coca-Cola Co/The	2,619	180,449
Keurig Dr Pepper Inc	3,011	81,779
		262,228
Consumer Staples Distribution & Retail - 0.6%
Kroger Co/The	1,285	81,765
Household Products - 1.0%
Procter & Gamble Co/The	889	133,679
Personal Care Products - 0.9%
Estee Lauder Cos Inc/The Class A	1,196	115,641
TOTAL CONSUMER STAPLES		593,313

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Centrus Energy Corp Class A (a)	210	77,167
Cheniere Energy Inc	358	75,896
		153,063
Financials - 10.7%
Banks - 5.1%
Bank of America Corp	3,061	163,610
JPMorgan Chase & Co	998	310,499
Wells Fargo & Co	2,295	199,596
		673,705
Capital Markets - 1.4%
Bank of New York Mellon Corp/The	1,074	115,917
Blue Owl Capital Inc Class A	3,596	56,709
Charles Schwab Corp/The	97	9,168
		181,794
Financial Services - 2.2%
Apollo Global Management Inc	585	72,721
Mastercard Inc Class A	392	216,380
		289,101
Insurance - 2.0%
Arthur J Gallagher & Co	501	124,994
Chubb Ltd	485	134,316
		259,310
TOTAL FINANCIALS		1,403,910

Health Care - 10.0%
Biotechnology - 1.7%
Alnylam Pharmaceuticals Inc (a)	274	124,955
Gilead Sciences Inc	872	104,457
		229,412
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp (a)	2,105	212,016
TransMedics Group Inc (a)	994	130,751
		342,767
Health Care Providers & Services - 0.4%
UnitedHealth Group Inc	145	49,526
Health Care Technology - 0.6%
Veeva Systems Inc Class A (a)	266	77,459
Life Sciences Tools & Services - 2.1%
Danaher Corp	461	99,290
Thermo Fisher Scientific Inc	305	173,054
		272,344
Pharmaceuticals - 2.6%
Eli Lilly & Co	397	342,555
TOTAL HEALTH CARE		1,314,063

Industrials - 13.3%
Aerospace & Defense - 2.8%
Boeing Co (a)	475	95,485
Howmet Aerospace Inc	587	120,893
StandardAero Inc (a)	1,888	54,543
TransDigm Group Inc	72	94,213
		365,134
Building Products - 1.6%
Builders FirstSource Inc (a)	300	34,851
Tecnoglass Inc	898	53,548
Trane Technologies PLC	274	122,930
		211,329
Construction & Engineering - 1.8%
EMCOR Group Inc	138	93,258
Quanta Services Inc	317	142,374
		235,632
Electrical Equipment - 2.8%
Eaton Corp PLC	295	112,560
GE Vernova Inc	236	138,093
Vertiv Holdings Co Class A	613	118,223
		368,876
Machinery - 3.3%
Cummins Inc	198	86,661
Deere & Co	178	82,170
Parker-Hannifin Corp	235	181,615
Westinghouse Air Brake Technologies Corp	390	79,732
		430,178
Professional Services - 0.5%
KBR Inc	1,455	62,332
Trading Companies & Distributors - 0.5%
WW Grainger Inc	72	70,488
TOTAL INDUSTRIALS		1,743,969

Information Technology - 27.9%
Communications Equipment - 0.0%
Ciena Corp (a)	18	3,418
Semiconductors & Semiconductor Equipment - 13.4%
Broadcom Inc	166	61,359
Lam Research Corp	849	133,684
Marvell Technology Inc	1,434	134,423
Micron Technology Inc	924	206,763
NVIDIA Corp	6,067	1,228,507
		1,764,736
Software - 7.6%
Cadence Design Systems Inc (a)	443	150,040
Microsoft Corp	1,630	844,030
		994,070
Technology Hardware, Storage & Peripherals - 6.9%
Apple Inc	3,332	900,873
TOTAL INFORMATION TECHNOLOGY		3,663,097

Materials - 1.5%
Chemicals - 0.6%
Corteva Inc	1,261	77,476
Construction Materials - 0.4%
James Hardie Industries PLC (a)	2,439	51,048
Metals & Mining - 0.5%
Freeport-McMoRan Inc	1,528	63,718
TOTAL MATERIALS		192,242

Real Estate - 1.2%
Health Care REITs - 0.7%
Welltower Inc	473	85,632
Specialized REITs - 0.5%
American Tower Corp	397	71,055
TOTAL REAL ESTATE		156,687

Utilities - 1.0%
Electric Utilities - 1.0%
Constellation Energy Corp	341	128,556
TOTAL UNITED STATES		12,228,598
TOTAL COMMON STOCKS (Cost $9,920,334)		13,041,273

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $9,920,334)	13,041,273
NET OTHER ASSETS (LIABILITIES) - 0.7%	94,353
NET ASSETS - 100.0%	13,135,626

Legend

(a)	Non-income producing.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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